Condensed Consolidated Statements of Convertible Preferred Stock And Stockholders’ Deficit - USD ($)	Preferred Stock Series A Convertible	Preferred Stock Series B Convertible	Preferred Stock Series C/C-1 Convertible	Common Stock NorthView Acquisition Corp	Common Stock	Additional Paid-In Capital NorthView Acquisition Corp	Additional Paid-In Capital	Accumulated Deficit NorthView Acquisition Corp	Accumulated Deficit	NorthView Acquisition Corp	Total
Balance Beginning at Dec. 31, 2022	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			$ 5,676,000	$ (619,995)	$ (105,447,000)	$ (619,476)	$ (99,771,000)
Balance Beginning (in Shares) at Dec. 31, 2022	4,350,314	5,293,175	8,220,445	5,193,750	5,570,901
Issuance of common stock upon exercise of stock options							23,000				23,000
Issuance of common stock upon exercise of stock options (in Shares)					33,750
Stock-based compensation expense							33,000				33,000
Accretion of common stock to redemption value								(2,137,638)		(2,137,638)
Excise tax payable attributable to redemption of common stock								(1,864,106)		(1,864,106)
Net income (loss)								1,161,910	(10,281,000)	1,161,910	(10,281,000)
Balance Ending at Dec. 31, 2023	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			5,732,000	(3,459,829)	(115,728,000)	(3,459,310)	$ (109,996,000)
Balance Ending (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options (in Shares)
Stock-based compensation expense							5,000				$ 5,000
Accretion of common stock to redemption value								(205,732)		(205,732)
Excise tax payable attributable to redemption of common stock								(10,884)		(10,884)
Net income (loss)								(820,277)	(2,385,000)	(820,277)	(2,385,000)
Balance Ending at Mar. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			5,737,000	(4,496,722)	(118,113,000)	(4,496,203)	(112,376,000)
Balance Ending (in Shares) at Mar. 31, 2024	4,350,314	5,293,175	8,220,445	5,193,750	5,604,651
Balance Beginning at Dec. 31, 2023	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			5,732,000	(3,459,829)	(115,728,000)	(3,459,310)	(109,996,000)
Balance Beginning (in Shares) at Dec. 31, 2023	4,350,314	5,293,175	8,220,445	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)
Stock-based compensation expense							21,000				$ 21,000
Accretion of common stock to redemption value								(768,980)		(768,980)
Excise tax payable attributable to redemption of common stock								(16,838)		(16,838)
Net income (loss)								(8,711,619)	(9,230,000)	(8,711,619)	(9,230,000)
Balance Ending at Dec. 31, 2024	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			5,753,000	(12,957,266)	(124,958,000)	(12,956,747)	$ (119,205,000)
Balance Ending (in Shares) at Dec. 31, 2024	4,350,314	5,293,175	8,220,445	5,193,750	5,604,651
Issuance of common stock upon exercise of stock options (in Shares)
Stock-based compensation expense							5,000				$ 5,000
Accretion of common stock to redemption value								(155,999)		(155,999)
Excise tax payable attributable to redemption of common stock								(65,108)		(65,108)
Net income (loss)								(1,119,910)	(2,716,000)	(1,119,910)	(2,716,000)
Balance Ending at Mar. 31, 2025	$ 5,231,000	$ 13,701,000	$ 46,217,000	$ 519			$ 5,758,000	$ (14,298,283)	$ (127,674,000)	$ (14,297,764)	$ (121,916,000)
Balance Ending (in Shares) at Mar. 31, 2025	4,350,314	5,293,175	8,220,445	5,193,750	5,604,651